Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share-based Payment Expense

The amounts recognised in the income statement in respect of share-based payments were as follows:

	2019		2018		2017

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	58	1	70	–	56	3

DSBS (note (b))	50	4	44	2	42	9

Other schemes	7	–	7	–	7	–

Total recognised in the income statement (note 3(a))	115	5	121	2	105	12

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2019 and 2018:

	2019		2018

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.5	2.8	0.5	2.6

DSBS	0.3	6.2	0.2	6.1

Total liability	0.8	9.0	0.7	8.7

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options

Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2019		2018

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	22.0	22.0	18.0	18.0

Average expected term to exercise (years)	3.5	3.0	3.5	3.0

Risk-free rate (%)	0.7	0.7	1.0	1.0

Expected dividend yield (%)	6.5	6.5	5.0	5.0

Expected dividend yield (%) - Management Board	6.0	6.0	5.0	5.0

Share price at date of grant (£)	30.83	30.83	38.94	38.94

Share price at date of grant (£) - Management Board	33.28	33.28	38.94	38.94

Fair value at grant date (£)	21.93	25.35	29.39	33.50

Fair value at grant date (£) - Management Board	24.03	25.35	29.39	33.50

Summary of Valuation Assumptions Used in Monte-Carlo Models

Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2019	2018

	LTIP	LTIP

Average share price volatility FMCG comparator group (%)	18	18

Average correlation FMCG comparator group (%)	28	31

Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Movements for Equity and Cash-Settled Share-based Awards

Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2019 and 31 December 2018, were as follows:

	2019		2018

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	6,908	306	6,030	378

Granted during the period	4,552	202	3,067	66

Exercised during the period	(1,045)	(129)	(1,739)	(102)

Forfeited during the period	(1,222)	(61)	(450)	(36)

Outstanding at end of year	9,193	318	6,908	306

Exercisable at end of year	739	25	676	22

Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Movements for Equity and Cash-Settled Share-based Awards

Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2019 and 31 December 2018, were as follows:

	2019		2018

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	3,248	281	2,962	382

Granted during the period	2,097	202	1,262	66

Exercised during the period	(1,500)	(184)	(940)	(145)

Forfeited during the period	(97)	(17)	(36)	(22)

Outstanding at end of year	3,748	282	3,248	281

Exercisable at end of year	90	6	79	5